Additional information-Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Non-current assets
Total non-current assets	£ 1,132,929,000	£ 1,135,420,000
Current assets
Cash and cash equivalents	242,022,000	290,267,000	£ 229,194,000	£ 155,752,000
Total current assets	413,457,000	398,854,000
Total assets	1,546,386,000	1,534,274,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Retained earnings	135,099,000	191,436,000
Total equity	425,266,000	477,617,000	458,282,000	477,918,000
Current liabilities
Total current liabilities	464,511,000	414,309,000
Total equity and liabilities	1,546,386,000	1,534,274,000
Parent Company
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	1,314,000	1,123,000
Cash and cash equivalents	340,000	522,000	221,000	224,000
Total current assets	1,654,000	1,645,000
Total assets	320,919,000	320,910,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Retained earnings	247,806,000	248,314,000
Total equity	316,681,000	317,189,000	£ 317,014,000	£ 315,303,000
Current liabilities
Other payables	4,238,000	3,721,000
Total current liabilities	4,238,000	3,721,000
Total equity and liabilities	£ 320,919,000	£ 320,910,000